CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenues	$ 1,481,589	$ 1,738,000	$ 0
Cost of revenues	(154,266)	(257,023)	0
Gross profit	1,327,323	1,480,977	0
Operating expenses:
General and administrative	(2,123,784)	(1,025,145)	(1,808,776)
Impairment loss	(835,344)	0	0
Total operating expenses	(2,959,128)	(1,025,145)	(1,808,776)
(Loss)/income from operations	(1,631,805)	455,832	(1,808,776)
Interest income, net	8,181	279	29
Other income/(Expenses), net	(27,649)	26,859	0
(Loss)/income before provision for income taxes	(1,651,273)	482,970	(1,808,747)
Income tax benefits	0	0	0
(Loss)/Income from continuing operations	(1,651,273)	482,970	(1,808,747)
Discontinued operations:
Loss from discontinuing operations attributable to owners of the Company	0	(1,708,270)	(121,431,038)
Net loss	(1,651,273)	(1,225,300)	(123,239,785)
Numerator
Net loss attributable to holders of ordinary shares of Mercurity Fintech Holding Inc.	(1,651,273)	(1,225,300)	(123,239,785)
Continuing operations	(1,651,273)	482,970	(1,808,747)
Discontinued operations	$ 0	$ (1,708,270)	$ (121,431,038)
Denominator
Weighted average shares used in calculating basic net loss per ordinary share	2,675,881,652	1,723,033,130	1,476,801,177
Weighted Average Number of Shares Outstanding, Diluted	2,675,881,652	1,723,033,130	1,476,801,177
Net loss per ordinary share
Basic	$ 0.00	$ 0.00	$ (0.08)
Diluted	0.00	0.00	(0.08)
Net loss per ordinary share from continuing operations
Basic	0.00	0.00	0.00
Diluted	$ 0.00	0.00	0.00
Net (loss) income per ordinary share from discontinued operations
Basic		0.00	(0.08)
Diluted		$ 0.00	$ (0.08)
Third parties [Member]
Total revenues	$ 1,481,589	$ 1,738,000	$ 0